CPPL Initial Public Offering (Narrative) (Details) - USD ($) shares in Millions, $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Initial Public Offering [Line Items]
Issuance of common units of CPPL	$ 1,168.4	$ 1,168.4
Common Units
Initial Public Offering [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	53.8
Columbia Pipeline Partners LP
Initial Public Offering [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	53.50%
Columbia OpCo
Initial Public Offering [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	15.70%